Property and Equipment, Net (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment under capital leases
Property and equipment	$ 8,073,346	$ 7,098,765
Less accumulated depreciation and amortization	(3,910,450)	(2,618,075)
Property and equipment under capital leases, net	4,162,896	4,480,690
Equipment [Member]
Property and equipment under capital leases
Property and equipment	6,373,575	5,421,526
Furniture & fixtures [Member]
Property and equipment under capital leases
Property and equipment	211,797	191,053
Computer hardware [Member]
Property and equipment under capital leases
Property and equipment	1,221,753	1,024,969
Computer software [Member]
Property and equipment under capital leases
Property and equipment	131,894	227,831
Leasehold improvements [Member]
Property and equipment under capital leases
Property and equipment	134,327	233,386
Assets not yet placed in service [Member]
Property and equipment under capital leases
Property and equipment